CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 957	$ 933	$ 295
Redeemable convertible preferred stock, Shares authorized		49,808,646
Redeemable convertible preferred stock, Shares issued		44,180,461
Redeemable convertible preferred stock, Shares outstanding		44,180,461
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	10,000,000	0	0
Preferred stock, Issued	0	0	0
Preferred stock, Outstanding	0	0	0
Series B-1 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, Shares authorized	0	9,365,258	9,365,258
Redeemable convertible preferred stock, Shares issued	0	6,993,977	6,993,977
Redeemable convertible preferred stock, Shares outstanding	0	6,993,977	6,993,977
Series B-2 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, Shares authorized	0	28,964,412	28,964,412
Redeemable convertible preferred stock, Shares issued	0	26,846,339	26,846,339
Redeemable convertible preferred stock, Shares outstanding	0	26,846,339	26,846,339
Series B-3 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, Shares authorized	0	3,125,000	3,125,000
Redeemable convertible preferred stock, Shares issued	0	3,053,747	3,053,747
Redeemable convertible preferred stock, Shares outstanding	0	3,053,747	3,053,747
Series BB-3 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, Shares authorized	0	6,107,495	6,107,495
Redeemable convertible preferred stock, Shares issued	0	6,107,494	6,107,494
Redeemable convertible preferred stock, Shares outstanding	0	6,107,494	6,107,494
Series B-4 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, Shares authorized	0	996,481	996,481
Redeemable convertible preferred stock, Shares issued	0	996,479	996,479
Redeemable convertible preferred stock, Shares outstanding	0	996,479	996,479
Series B-5 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, Shares authorized	0	1,250,000	1,250,000
Redeemable convertible preferred stock, Shares issued	0	182,425	182,425
Redeemable convertible preferred stock, Shares outstanding	0	182,425	182,425
Series 1 Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares authorized	150,000,000	58,107,284	58,107,284
Common stock, Shares issued	44,453,021	947,953	849,729
Common stock, Shares outstanding	44,453,021	947,953	849,729
Series 2 Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares authorized	6,107,494	6,107,495	6,107,495
Common stock, Shares issued	6,107,494	0	0
Common stock, Shares outstanding	6,107,494	0	0